Average Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Real Estate Investment ETF	Nov. 29, 2024
Fidelity Real Estate Investment ETF | Return Before Taxes
Average Annual Return:
Past 1 year	10.92%
Since Inception	5.45%	[1]
Fidelity Real Estate Investment ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.81%
Since Inception	4.57%	[1]
Fidelity Real Estate Investment ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.64%
Since Inception	3.93%	[1]
IXW9P
Average Annual Return:
Past 1 year	11.96%
Since Inception	4.28%
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	9.59%

[1]	A From February 2, 2021 .